Income Taxes (Details Narrative) (10-K 2018) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax rate	31.00%	14.00%
Income tax statutory tax rate	25.00%	25.00%	25.00%
Principal income tax rate, percentage	25.00%	25.00%
Net operating loss carried-forward		$ 519,248
Income tax expiration date description		Expire on various dates from December 31, 2021 to December 31, 2023
Hong Kong [Member]
Income tax rate	16.50%	16.50%
PRC [Member]
Income tax rate	25.00%	25.00%
Income tax statutory tax rate		25.00%	25.00%